October 20, 1997


                    SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION FOR

FUND                                                          DATED
Pioneer Balanced Fund                                         April 30, 1997
Pioneer Europe Fund                                           February 28, 1997
Pioneer Growth Shares                                         April 30, 1997
Pioneer Growth Trust                                          February 28, 1997
Pioneer India Fund                                            February 28, 1997
Pioneer Intermediate Tax Free Fund                            April 30, 1997
Pioneer International Growth Fund                             March 27, 1997
Pioneer Mid-Cap Fund                                          January 28, 1997
Pioneer Money Market Trust                                    April 30, 1997
Pioneer Real Estate Shares                                    April 30, 1997
Pioneer Short-Term Income Trust                               March 27, 1997
Pioneer Tax-Free Income Fund                                  April 30, 1997
Pioneer World Equity Fund                                     June 5, 1997



Effective June 23, 1997, Mary K. Bush became trustee of the Fund. The following supplements the corresponding section of the Statement of Additional Information. Please consult the Statement of Additional Information for the full text of the supplemented section.


2.       MANAGEMENT OF THE FUND


MARY K. BUSH, Trustee,  DOB:  April 1948
4201 Cathedral Ave. NW, Washington, DC  20016
         President, Bush & Co., an International Financial Advisory firm, since 1991; Director/Trustee of Mortgage Guaranty Insurance Corporation, Novecon Management Company, Hoover Institution, Folger Shakespeare Library, March of Dimes, Project 2000, Inc., Small Enterprise Assistance Fund and Wilberforce University; Advisory Board member, Washington Mutual Investors Fund, a registered investment company; U.S. Alternate Executive Director, International Monetary Fund (1984-1988); and Managing Director, FederalHousing Finance Board (1989-1991), and Trustee of all of the Pioneer mutual funds, except Pioneer Variable Contracts Trust.



                                                     Total Compensation from the
                                    Pension or             Fund and other
               Aggregate            Retirement             funds in the
               Compensation         Benefits              Pioneer Family
Trustee        From the Fund        Accrued              of Mutual Funds**
Mary K. Bush+  $   0                $   0                 $       0
 --------

+        Mary K. Bush became a Trustee on June 23, 1997.